Taxation - Schedule of operating loss carryforwards (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 1,071,605
Loss expiring in 2020 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Loss expiring in 2021 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Loss expiring in 2022 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Loss expiring in 2023 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	139,465
Loss expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	137,645
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	108,483
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	111,357
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	112,069
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	201,070
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 261,516